UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22501

Name of Fund: BlackRock Resources & Commodities Strategy Trust (BCX)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Resources &

                Commodities Strategy Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals – 18.4%
Agrium, Inc. (a)	135,800	$10,899,308
CF Industries Holdings, Inc. (a)	59,500	10,554,110
E.I. du Pont de Nemours & Co. (a)	357,800	18,208,442
Israel Chemicals Ltd.	507,000	5,291,723
K+S AG	110,800	5,296,989
Monsanto Co. (a)	275,800	22,629,390
The Mosaic Co. (a)	193,600	10,835,792
Potash Corp. of Saskatchewan, Inc. (a)	604,400	28,249,656
Sociedad Quimica y Minera de Chile SA - ADR	130,000	7,636,200
Syngenta AG (b)	46,900	14,242,324
Uralkali - GDR	262,800	9,386,571

		143,230,505

Energy Equipment & Services – 3.6%
Atwood Oceanics, Inc. (a)(b)	18,600	855,228
Basic Energy Services, Inc. (a)(b)	24,900	448,449
Calfrac Well Services Ltd. (a)	7,700	199,200
Core Laboratories NV (a)	30,800	3,271,884
Guide Exploration Ltd., Class A (b)	155,700	402,177
Halliburton Co. (a)	99,100	3,644,898
Key Energy Services, Inc. (a)(b)	156,200	2,261,776
Patterson-UTI Energy, Inc. (a)	90,400	1,705,848
Schlumberger Ltd. (a)	16,800	1,262,856
Seadrill Ltd.	48,754	1,815,398
Technip SA	12,900	1,215,214
Transocean Ltd. (a)	196,000	9,270,800
Trican Well Service Ltd. (a)	76,800	1,277,575

		27,631,303

Food Products – 2.7%
Archer-Daniels-Midland Co.	275,200	7,878,976
Bunge Ltd. (a)	120,300	6,889,581
China Agri-Industries Holdings Ltd.	4,673,000	3,788,440
SLC Agricola SA	300,600	2,752,747

		21,309,744

Machinery – 4.3%
AGCO Corp.	257,900	13,134,843
Deere & Co. (a)	123,700	10,656,755
Joy Global, Inc. (a)	103,300	9,368,277

		33,159,875

Materials – 0.4%
Rentech Nitrogen Partners LP	150,000	3,430,500

Metals & Mining – 26.9%
Alexco Resource Corp. (a)(b)	645,700	4,946,062
Allegheny Technologies, Inc. (a)	128,800	5,846,232
Allied Nevada Gold Corp. (a)(b)	277,600	9,974,168
Augusta Resource Corp.	914,000	2,897,380
Avalon Rare Metals, Inc. (b)	106,000	359,430
BHP Billiton Ltd. - ADR (a)	72,300	5,743,512
Centerra Gold, Inc. (a)	227,900	4,511,634
Compass Minerals International, Inc. (a)	75,700	5,531,399
Detour Gold Corp. (a)(b)	271,800	7,595,329
Eldorado Gold Corp. (a)	585,100	8,840,861
Franco-Nevada Corp. (a)	323,600	14,619,607
Fresnillo Plc	414,500	11,358,428
Goldcorp, Inc. (a)	312,400	15,117,036
HudBay Minerals, Inc. (a)	405,800	4,739,122
Kenmare Resources Plc (b)	4,399,400	3,324,348
MAG Silver Corp. (a)(b)	449,200	3,736,240

Common Stocks	Shares	Value

Metals & Mining (concluded)
McEwen Mining, Inc. (a)(b)	729,800	$4,232,840
New Gold, Inc. (a)(b)	527,500	6,177,025
Newmont Mining Corp. (a)	228,000	14,017,440
Novagold Resources, Inc. (a)(b)	765,200	7,919,820
Pan American Silver Corp. (a)	104,800	2,397,824
Quadra FNX Mining Ltd. (a)(b)	416,300	6,244,292
Rio Tinto Plc - ADR (a)	94,100	5,689,286
Seabridge Gold, Inc. (a)(b)	448,400	9,044,228
Silver Wheaton Corp. (a)	651,300	23,192,793
Silvercorp Metals, Inc. (a)	1,080,000	8,899,200
Teck Resources Ltd., Class B (a)	178,500	7,569,383
Titanium Metals Corp. (a)	357,200	5,493,736

		210,018,655

Oil, Gas & Consumable Fuels – 32.8%
Alpha Natural Resources, Inc. (a)(b)	301,165	6,059,440
AltaGas Ltd. (a)	319,700	9,654,449
Anadarko Petroleum Corp. (a)	28,800	2,324,736
Angle Energy, Inc. (a)(b)	100,000	544,530
Apache Corp. (a)	53,500	5,290,080
Baytex Energy Corp. (a)	76,100	4,374,593
Bill Barrett Corp. (a)(b)	64,400	1,778,728
Bonanza Creek Energy, Inc. (b)	76,500	1,248,480
Bonavista Energy Corp. (a)	135,000	3,048,170
BP Plc - ADR (a)	47,700	2,189,907
Cenovus Energy, Inc. (a)	69,600	2,536,224
Cheniere Energy, Inc. (a)(b)	115,000	1,470,850
Chesapeake Energy Corp. (a)	118,600	2,506,018
Chevron Corp. (a)	31,600	3,257,328
Concho Resources, Inc. (a)(b)	13,100	1,397,246
Consol Energy, Inc. (a)	242,500	8,666,950
Continental Resources, Inc. (a)(b)	23,900	1,928,252
Crescent Point Energy Corp. (a)	185,600	8,488,697
Denbury Resources, Inc. (a)(b)	211,400	3,987,004
Enbridge Energy Partners LP	113,811	3,686,338
Energy XXI (Bermuda) Ltd. (a)(b)	45,700	1,500,331
Enterprise Products Partners LP (a)	282,500	13,644,750
EOG Resources, Inc. (a)	61,800	6,559,452
EQT Corp. (a)	63,900	3,228,228
Exxon Mobil Corp. (a)	13,600	1,138,864
Gasco Energy, Inc. (b)	366,500	74,949
Hess Corp. (a)	31,000	1,745,300
James River Coal Co. (a)(b)	87,800	552,262
Keyera Corp. (a)	206,200	9,657,078
Kodiak Oil & Gas Corp. (b)	137,000	1,242,590
Kosmos Energy Ltd. (a)	48,600	610,416
Magellan Midstream Partners LP (a)	138,400	9,283,872
MarkWest Energy Partners LP (a)	177,400	10,282,104
Noble Energy, Inc. (a)	46,200	4,650,954
Occidental Petroleum Corp. (a)	122,100	12,181,917
OGX Petroleo e Gas Participacoes SA (b)	205,500	1,946,557
ONEOK Partners LP	282,000	15,825,840
Patriot Coal Corp. (a)(b)	63,000	478,800
Peabody Energy Corp. (a)	118,500	4,039,665
Permian Basin Royalty Trust	407,052	8,202,098
PetroBakken Energy Ltd., Class A (a)	15,400	225,463
PetroChina Co. Ltd. - ADR (a)	7,100	1,033,050
Plains All American Pipeline LP (a)	189,200	14,757,600
Plains Exploration & Production Co. (a)(b)	83,000	3,130,760
QEP Resources, Inc. (a)	61,600	1,764,224
Range Resources Corp. (a)	55,100	3,169,352
Rex Energy Corp. (a)(b)	70,400	665,984

JANUARY 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Rosetta Resources, Inc. (a)(b)	45,800	$2,197,942
Royal Dutch Shell Plc, Class A -ADR (a)	92,700	6,615,072
Ship Finance International Ltd.	403,600	4,532,428
Southwestern Energy Co. (a)(b)	18,800	585,432
Statoil ASA	103,800	2,613,393
Suncor Energy, Inc. (a)	160,300	5,530,350
Targa Resources Partners LP (a)	97,400	3,824,898
Vermilion Energy, Inc. (a)	81,100	3,720,556
Whiting Petroleum Corp. (a)(b)	114,700	5,745,323
Williams Partners LP	235,700	14,705,323

		256,101,197

Total Common Stocks – 89.1%		694,881,779

Exchange-Traded Funds – 2.4%

Sprott Physical Gold Trust (b)	1,258,400	19,001,840

Total Long-Term Investments (Cost – $766,118,332) – 91.5%		713,883,619

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	45,505,843	45,505,843

Total Short-Term Securities (Cost – $45,505,843) – 5.8%		45,505,843

Total Investments Before Outstanding Options Written
(Cost – $811,624,175*) – 97.3%		759,389,462

Options Written	Contracts

Exchange-Traded Call Options – (1.3)%
Agrium, Inc., Strike Price USD 70, Expires 2/20/12	475	(498,750)
Alexco Resource Corp.:
Strike Price USD 7.50, Expires 2/20/12	460	(16,100)
Strike Price USD 7.50, Expires 4/23/12	450	(34,875)
Allegheny Technologies, Inc.:
Strike Price USD 45, Expires 2/20/12	265	(47,700)
Strike Price USD 50, Expires 3/19/12	195	(17,062)
Strike Price USD 52.50, Expires 3/19/12	185	(7,862)
Allied Nevada Gold Corp.:
Strike Price USD 35, Expires 2/20/12	440	(82,500)
Strike Price USD 35, Expires 3/19/12	530	(148,400)
Alpha Natural Resources, Inc.:
Strike Price USD 25, Expires 2/20/12	113	(622)
Strike Price USD 23, Expires 3/19/12	415	(31,540)
AltaGas Ltd.:
Strike Price CAD 30, Expires 3/19/12	204	(16,276)
Strike Price CAD 31, Expires 3/19/12	200	(5,984)
Strike Price CAD 32, Expires 4/23/12	300	(5,984)
Anadarko Petroleum Corp., Strike Price USD 80, Expires 3/19/12	100	(40,500)
Angle Energy, Inc., Strike Price CAD 7, Expires 2/20/12	300	(2,992)

Options Written	Contracts	Value

Exchange-Traded Call Options (continued)
Apache Corp., Strike Price USD 100, Expires 3/19/12	185	$(70,300)
Atwood Oceanics, Inc., Strike Price USD 45, Expires 2/20/12	65	(12,675)
Basic Energy Services, Inc.:
Strike Price USD 20, Expires 2/20/12	42	(1,155)
Strike Price USD 22.50, Expires 2/20/12	42	(630)
Baytex Energy Corp.:
Strike Price CAD 56, Expires 2/20/12	130	(25,930)
Strike Price CAD 58, Expires 3/19/12	135	(20,532)
BHP Billiton Ltd. - ADR:
Strike Price USD 77.50, Expires 2/20/12	125	(41,250)
Strike Price USD 80, Expires 3/19/12	236	(63,956)
Bill Barrett Corp., Strike Price USD 35, Expires 2/20/12	225	(3,375)
Bonavista Energy Corp., Strike Price CAD 27, Expires 2/20/12	450	(4,488)
BP Plc - ADR, Strike Price USD 42, Expires 2/20/12	165	(66,825)
Bunge Ltd., Strike Price USD 60, Expires 3/19/12	422	(37,980)
Calfrac Well Services Ltd., Strike Price CAD 28, Expires 3/19/12	25	(1,060)
Cenovus Energy, Inc., Strike Price USD 35, Expires 3/19/12	200	(49,500)
Centerra Gold, Inc., Strike Price CAD 21, Expires 2/20/12	800	(19,946)
CF Industries Holdings, Inc., Strike Price USD 175, Expires 3/19/12	210	(260,925)
Cheniere Energy, Inc.:
Strike Price USD 14, Expires 3/19/12	13	(1,300)
Strike Price USD 16, Expires 3/19/12	400	(18,000)
Chesapeake Energy Corp.:
Strike Price USD 23, Expires 2/20/12	217	(5,642)
Strike Price USD 23, Expires 3/19/12	200	(12,200)
Chevron Corp.:
Strike Price USD 105, Expires 2/20/12	75	(6,900)
Strike Price USD 110, Expires 2/20/12	35	(368)
Compass Minerals International, Inc.:
Strike Price USD 71, Expires 2/20/12	230	(74,868)
Strike Price USD 75, Expires 2/20/12	165	(20,625)
Strike Price USD 75, Expires 3/19/12	60	(11,400)
Concho Resources, Inc.:
Strike Price USD 100, Expires 3/19/12	23	(21,850)
Strike Price USD 105, Expires 3/19/12	23	(14,260)
Consol Energy, Inc., Strike Price USD 36, Expires 3/19/12	848	(161,544)
Continental Resources, Inc., Strike Price USD 75, Expires 3/19/12	85	(71,400)
Core Laboratories NV, Strike Price USD 120, Expires 2/20/12	105	(3,675)
Crescent Point Energy Corp., Strike Price CAD 47, Expires 3/19/12	620	(20,096)
Deere & Co., Strike Price USD 87.50, Expires 3/19/12	435	(108,098)
Denbury Resources, Inc., Strike Price USD 16, Expires 2/06/12	740	(211,658)
Detour Gold Corp.:
Strike Price CAD 27, Expires 2/20/12	550	(75,421)
Strike Price CAD 28, Expires 4/23/12	400	(80,782)

2	JANUARY 31, 2012

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options (continued)
E.I. du Pont de Nemours & Co.:
Strike Price USD 46, Expires 2/20/12	475	$(233,938)
Strike Price USD 50, Expires 3/19/12	780	(143,130)
Strike Price USD 51.25, Expires 3/27/12	535	(75,936)
Eldorado Gold Corp.:
Strike Price USD 15, Expires 2/20/12	350	(21,000)
Strike Price USD 14, Expires 3/19/12	875	(135,625)
Strike Price USD 15, Expires 4/23/12	875	(109,375)
Energy XXI (Bermuda) Ltd., Strike Price USD 35, Expires 3/19/12	160	(20,400)
Enterprise Products Partners L P:
Strike Price USD 48, Expires 2/20/12	20	(1,900)
Strike Price USD 49, Expires 3/19/12	450	(33,750)
Strike Price USD 50, Expires 3/19/12	490	(18,375)
EOG Resources, Inc., Strike Price USD 100, Expires 2/20/12	210	(156,450)
EQT Corp., Strike Price USD 60, Expires 2/20/12	210	(3,150)
Exxon Mobil Corp., Strike Price USD 87.50, Expires 2/20/12	45	(562)
Franco-Nevada Corp.:
Strike Price CAD 40, Expires 2/20/12	565	(301,461)
Strike Price CAD 43, Expires 4/23/12	570	(187,594)
Goldcorp, Inc., Strike Price USD 46, Expires 3/19/12	1,095	(388,725)
Halliburton Co., Strike Price USD 36, Expires 2/20/12	170	(27,455)
Hess Corp., Strike Price USD 62.50, Expires 3/19/12	110	(5,885)
HudBay Minerals, Inc.:
Strike Price CAD 11, Expires 2/20/12	450	(38,147)
Strike Price CAD 12, Expires 3/19/12	970	(50,788)
Strike Price CAD 12, Expires 4/23/12	610	(41,064)
James River Coal Co., Strike Price USD 8, Expires 3/19/12	150	(4,125)
Joy Global, Inc., Strike Price USD 90, Expires 2/20/12	345	(112,988)
Key Energy Services, Inc., Strike Price USD 15, Expires 3/19/12	545	(42,238)
Keyera Corp., Strike Price CAD 48, Expires 4/23/12	360	(20,644)
Kosmos Energy Ltd., Strike Price USD 15, Expires 4/23/12	160	(4,800)
MAG Silver Corp., Strike Price CAD 8, Expires 3/19/12	500	(42,386)
Magellan Midstream Partners LP:
Strike Price USD 67.50, Expires 2/20/12	150	(5,250)
Strike Price USD 67.50, Expires 3/19/12	310	(26,350)
MarkWest Energy Partners LP, Strike Price USD 57.50, Expires 3/19/12	660	(84,150)
McEwen Mining, Inc., Strike Price USD 5, Expires 2/20/12	1,625	(134,062)
Monsanto Co.:
Strike Price USD 70, Expires 2/20/12	285	(344,850)
Strike Price USD 80, Expires 3/19/12	965	(398,062)
Strike Price USD 82.50, Expires 3/19/12	680	(184,280)
The Mosaic Co., Strike Price USD 57.50, Expires 3/19/12	680	(132,940)

Options Written	Contracts	Value

Exchange-Traded Call Options (continued)
New Gold, Inc.:
Strike Price USD 11, Expires 2/20/12	730	$(65,700)
Strike Price USD 11, Expires 3/19/12	1,200	(138,000)
Newmont Mining Corp.:
Strike Price USD 65, Expires 2/20/12	400	(15,200)
Strike Price USD 60, Expires 3/19/12	400	(132,000)
Noble Energy, Inc., Strike Price USD 97.50, Expires 2/20/12	165	(77,550)
Novagold Resources, Inc.:
Strike Price USD 10, Expires 2/20/12	1,550	(108,500)
Strike Price USD 10, Expires 3/19/12	1,100	(115,500)
Occidental Petroleum Corp.:
Strike Price USD 100, Expires 2/20/12	350	(82,950)
Strike Price USD 105, Expires 3/19/12	80	(13,400)
Pan American Silver Corp., Strike Price USD 24, Expires 4/23/12	185	(29,600)
Patriot Coal Corp., Strike Price USD 11, Expires 2/20/12	95	(190)
Patterson-UTI Energy, Inc., Strike Price USD 23, Expires 2/20/12	315	(3,150)
Peabody Energy Corp., Strike Price USD 39, Expires 3/19/12	415	(17,638)
PetroBakken Energy Ltd., Class A, Strike Price CAD 17, Expires 3/19/12	54	(1,077)
PetroChina Co. Ltd. - ADR, Strike Price USD 120, Expires 2/20/12	25	(64,250)
Plains All American Pipeline LP, Strike Price USD 77.50, Expires 3/19/12	375	(54,375)
Plains Exploration & Production Co.:
Strike Price USD 35, Expires 2/20/12	180	(53,370)
Strike Price USD 39, Expires 3/19/12	110	(15,895)
Potash Corp. of Saskatchewan, Inc.:
Strike Price USD 40, Expires 2/20/12	605	(409,888)
Strike Price USD 42.50, Expires 2/20/12	605	(266,200)
Strike Price USD 45, Expires 3/19/12	905	(285,075)
QEP Resources, Inc., Strike Price USD 30, Expires 3/19/12	215	(23,650)
Quadra FNX Mining Ltd.:
Strike Price CAD 15, Expires 4/23/12	725	(27,114)
Strike Price CAD 16, Expires 4/23/12	32	(351)
Range Resources Corp., Strike Price USD 65, Expires 2/20/12	195	(10,725)
Rex Energy Corp., Strike Price USD 12.50, Expires 3/19/12	250	(3,125)
Rio Tinto Plc - ADR, Strike Price USD 62.50, Expires 3/19/12	140	(24,150)
Rosetta Resources, Inc.:
Strike Price USD 50, Expires 2/20/12	80	(8,200)
Strike Price USD 50, Expires 4/23/12	80	(25,600)
Royal Dutch Shell Plc, Class A - ADR:
Strike Price USD 75, Expires 2/20/12	250	(5,000)
Strike Price USD 75, Expires 3/19/12	25	(1,125)
Schlumberger Ltd., Strike Price USD 70, Expires 2/20/12	65	(36,888)
Seabridge Gold, Inc.:
Strike Price USD 19, Expires 3/19/12	785	(147,188)
Strike Price USD 20, Expires 3/19/12	785	(100,088)
Silver Wheaton Corp.:
Strike Price USD 31, Expires 2/20/12	200	(95,000)
Strike Price USD 33, Expires 3/19/12	1,040	(377,000)
Strike Price USD 34, Expires 3/19/12	1,040	(308,880)

JANUARY 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options (concluded)
Silvercorp Metals, Inc.:
Strike Price USD 8, Expires 2/20/12	809	$(38,428)
Strike Price USD 8, Expires 3/19/12	1,000	(70,000)
Strike Price USD 9, Expires 3/19/12	65	(1,788)
Southwestern Energy Co., Strike Price USD 34, Expires 2/20/12	135	(4,320)
Suncor Energy, Inc.:
Strike Price USD 28, Expires 2/20/12	97	(62,565)
Strike Price USD 29, Expires 2/20/12	97	(53,108)
Strike Price USD 34, Expires 3/19/12	340	(60,860)
Targa Resources Partners LP, Strike Price USD 39, Expires 3/19/12	330	(33,000)
Teck Resources Ltd., Class B:
Strike Price CAD 41, Expires 2/20/12	620	(144,998)
Strike Price CAD 43, Expires 3/19/12	270	(53,047)
Titanium Metals Corp.:
Strike Price USD 16, Expires 2/20/12	625	(10,938)
Strike Price USD 16, Expires 3/19/12	310	(14,725)
Strike Price USD 17, Expires 3/19/12	310	(6,200)
Transocean Ltd., Strike Price USD 45, Expires 2/20/12	295	(89,828)
Trican Well Service Ltd., Strike Price CAD 18, Expires 2/20/12	265	(4,625)
Vermilion Energy, Inc., Strike Price CAD 46, Expires 2/20/12	280	(14,660)
Whiting Petroleum Corp.:
Strike Price USD 50, Expires 2/20/12	118	(19,470)
Strike Price USD 52.50, Expires 2/20/12	112	(7,840)
Strike Price USD 52.50, Expires 3/19/12	170	(32,725)

Total Exchange-Traded Call Options		(9,956,313)

Over-the-Counter Call Options – (0.2)%
AGCO Corp., Strike Price USD 51.11, Expires 2/23/12, Broker Citigroup Global Markets, Inc.	90,300	(153,175)
Alexco Resource Corp.:
Strike Price USD 8.50, Expires 2/03/12, Broker Citigroup Global Markets, Inc.	80,000	(82)
Strike Price USD 8.01, Expires 3/30/12, Broker Morgan Stanley & Co., Inc.	55,000	(35,300)
Archer-Daniels-Midland Co., Strike Price USD 28.17, Expires 2/09/12, Broker Goldman Sachs & Co.	96,000	(62,349)
Augusta Resource Corp.:
Strike Price USD 3.66, Expires 2/03/12, Broker Deutsche Bank Securities Corp.	50,000	(20)
Strike Price USD 3.34, Expires 2/10/12, Broker Goldman Sachs & Co.	96,000	(6,456)
Strike Price USD 3.53, Expires 2/23/12, Broker Morgan Stanley & Co., Inc.	53,000	(4,158)
Strike Price USD 3.62, Expires 3/06/12, Broker Deutsche Bank Securities Corp.	53,000	(5,226)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Bonanza Creek Energy, Inc., Strike Price USD 17, Expires 3/09/12, Broker Goldman Sachs & Co.	26,500	$(12,428)
Fresnillo Plc:
Strike Price GBP 17.49, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	72,500	(106,215)
Strike Price GBP 17.83, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	72,500	(102,523)
Halliburton Co., Strike Price USD 36.12, Expires 3/05/12, Broker Morgan Stanley & Co., Inc.	17,500	(34,210)
Israel Chemicals Ltd., Strike Price ILS 40.35, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	177,000	(50,361)
K+S AG, Strike Price EUR 37.16, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	38,800	(46,193)
Kenmare Resources Plc:
Strike Price GBP 0.50, Expires 2/29/12, Broker Societe General Securities Corp.	890,000	(34,773)
Strike Price GBP 0.47, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	650,000	(45,302)
Strike Price GBP 0.48, Expires 3/07/12, Broker Societe General Securities Corp.	659,700	(37,258)
Kodiak Oil & Gas Corp., Strike Price USD 10.10, Expires 3/06/12, Broker Morgan Stanley & Co., Inc.	46,000	(15,053)
McEwen Mining, Inc., Strike Price USD 5.25, Expires 3/21/12, Broker Citigroup Global Markets, Inc.	90,000	(78,263)
OGX Petroleo e Gas Participacoes SA, Strike Price BRL 15.85, Expires 3/08/12, Broker Citigroup Global Markets, Inc.	72,000	(47,748)
ONEOK Partners LP:
Strike Price USD 58.53, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	75,000	(25,564)
Strike Price USD 57.04, Expires 3/30/12, Broker UBS Securities LLC	20,000	(17,866)
Permian Basin Royalty Trust:
Strike Price USD 20.15, Expires 3/07/12, Broker Deutsche Bank Securities Corp.	37,000	(10,101)
Strike Price USD 20.71, Expires 3/09/12, Broker Banc of America Securities	50,000	(5,282)
Strike Price USD 20.41, Expires 4/10/12, Broker Morgan Stanley & Co., Inc.	29,500	(8,998)
Rentech Nitrogen Partners LP, Strike Price USD 21, Expires 2/24/12, Broker Deutsche Bank Securities Corp.	50,000	(101,744)
Rio Tinto Plc - ADR, Strike Price USD 59.05, Expires 3/12/12, Broker Credit Suisse First Boston	33,000	(163,532)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 73.48, Expires 2/08/12, Broker UBS Securities LLC	5,000	(870)

4	JANUARY 31, 2012

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Seadrill Ltd., Strike Price NOK 214.71, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	17,000	$(23,021)
SLC Agricola SA:
Strike Price BRL 15.99, Expires 2/10/12, Broker Deutsche Bank Securities Corp.	31,500	(6,354)
Strike Price BRL 15.41, Expires 2/22/12, Broker Credit Suisse First Boston	26,300	(12,835)
Strike Price BRL 15.36, Expires 3/08/12, Broker Deutsche Bank Securities Corp.	16,000	(9,399)
Strike Price BRL 15.56, Expires 3/22/12, Broker Citigroup Global Markets, Inc.	31,500	(18,343)
Sociedad Quimica y Minera de Chile SA - ADR:
Strike Price USD 54.22, Expires 2/02/12, Broker Goldman Sachs & Co.	25,000	(113,000)
Strike Price USD 56.25, Expires 2/10/12, Broker Goldman Sachs & Co.	13,000	(35,976)
Sprott Physical Gold Trust:
Strike Price USD 15.10, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	125,000	(47,461)
Strike Price USD 15.68, Expires 3/09/12, Broker Morgan Stanley & Co., Inc.	60,000	(12,710)
Strike Price USD 15.19, Expires 4/10/12, Broker Credit Suisse First Boston	234,000	(104,247)
Statoil ASA, Strike Price NOK 150.75, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	36,400	(15,770)
Syngenta AG, Strike Price CHF 285.83, Expires 2/29/12, Broker UBS Securities LLC	16,600	(71,703)
Technip SA, Strike Price EUR 73.75, Expires 2/29/12, Broker UBS Securities LLC	4,500	(10,519)
Titanium Metals Corp., Strike Price USD 16.30, Expires 3/09/12, Broker Goldman Sachs & Co.	54,000	(16,319)

Options Written	Contracts	Value

Over-the-Counter Call Options (concluded)
Transocean Ltd., Strike Price USD 45.98, Expires 2/29/12, Broker Goldman Sachs & Co.	40,000	$(102,708)
Uralkali - GDR, Strike Price USD 35.56, Expires 3/14/12, Broker Citigroup Global Markets, Inc.	92,000	(185,533)
Williams Partners LP:
Strike Price USD 60, Expires 2/06/12, Broker Deutsche Bank Securities Corp.	10,000	(23,900)
Strike Price USD 62.64, Expires 3/30/12, Broker Deutsche Bank Securities Corp.	10,000	(14,297)

Total Over-the-Counter Call Options		(2,035,145)

Total Options Written (Premiums Received – $8,326,012) – (1.5)%		(11,991,458)

Total Investments Net of Outstanding Options Written – 95.8%		747,398,004
Other Assets Less Liabilities – 4.2%		32,624,024

Net Assets – 100.0%		$780,022,028

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$815,453,760

Gross unrealized appreciation	$31,855,708
Gross unrealized depreciation	(87,920,006)

Net unrealized depreciation	$(56,064,298)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at January 31, 2012	Realized Gain	Income

BlackRock Liquidity Funds, TempFund,
Institutional Class	90,423,660	(44,917,817)	45,505,843	$1,105	$23,404

JANUARY 31, 2012	5

Consolidated Schedule of Investments (concluded)	BlackRock Resources & Commodities Strategy Trust (BCX)

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD 38,953 CAD	39,000	Deutsche Bank Securities Corp.	2/01/12	$ 58

USD 83,670 CAD	84,000	Deutsche Bank Securities Corp.	2/01/12	(104)

USD 21,967 GBP	14,000	Citigroup Global Markets, Inc.	2/02/12	(94)

Total				$(140)

—	For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$109,012,898	$34,217,607	–	$143,230,505
Energy Equipment & Services	24,600,691	3,030,612	–	27,631,303
Food Products	17,521,304	3,788,440	–	21,309,744
Machinery	33,159,875	–	–	33,159,875
Materials	3,430,500	–	–	3,430,500
Metals & Mining	195,335,879	14,682,776	–	210,018,655
Oil, Gas & Consumable Fuels	253,487,804	2,613,393	–	256,101,197
Exchange-Traded Funds	19,001,840	–	–	19,001,840
Short-Term Securities	45,505,843	–	–	45,505,843

Total	$701,056,634	$58,332,828	–	$759,389,462

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$58	–	–	$ 58
Liabilities:
Equity contracts	(9,593,845)	$(2,397,613)	–	(11,991,458)
Foreign currency exchange contracts	(198)	–	–	(198)

Total	$(9,593,787)	$(2,397,613)	–	$(11,991,400)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Trust’s Schedule	ADR	American Depositary Receipt	GBP	British Pound
of Investments, the names and descriptions of many securities	BRL	Brazil Real	GDR	Global Depositary Receipt
have been abbreviated according to the following list:	CAD	Canadian Dollar	ILS	Israeli Shekel
	CHF	Swiss Franc	NOK	Norwegian Krone
	EUR	Euro	USD	US Dollar

6	JANUARY 31, 2012

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Resources & Commodities Strategy Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date:	March 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Resources & Commodities Strategy Trust

Date:	March 23, 2012